UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Loss for the period	$ (7,062,813)	$ (8,195,986)
Adjustments for:
Depreciation of property and equipment (Note 7)	147,892	89,044
Depreciation of right-of-use assets (Note 6)	288,017	227,394
Amortization of intangible assets (Note 8)	182,735	0
Provision for allowance for credit losses	61,212	66,561
Impairment loss of intangible asset	0	4,063,000
Net gain on warrant liabilities	(1,726,802)	24,075
Fair value change of investment properties (Note 9)	44,079	0
Net loss on convertible notes designated at FVTPL	2,617,807	0
Service fees settled by transfer of treasury shares	152,799	52,779
Share-based compensation	0	3,573,000
Gain on derecognition of the net investment in lease (Note 10)	(94,078)	0
Interest income	(5,990)	0
Finance cost	865,273	367,270
Income tax expenses (Note 17)	99,272	123,038
Total adjustments	(4,430,597)	390,175
Changes in operating assets and liabilities:
Trade receivables	418,767	(191,922)
Trade and other payables	(4,926,338)	(936,465)
Contract liabilities	572,280	0
Amount due to related parties	(556,499)	(22,380)
Prepayment and other current assets	(1,854,116)	368,512
Cash used in operations	(10,776,503)	(392,080)
Interest paid	(168,640)	(232,386)
Income tax paid	(82,808)	(9,510)
Income tax refund	39,047	0
Net cash used in operating activities	(10,988,904)	(633,976)
Investing activities
Purchase of property and equipment (Note 7)	(228,527)	(131,352)
Purchase of intangible assets	(152,000)	0
Loan to a director of a subsidiary and a minor shareholder of the Company (Note 18)	(2,767,916)	0
Proceeds from sales of underlying property (Note 10)	3,046,978	0
Receipt of principal portion of finance lease receivable (Note 10)	23,775	0
Acquisition of an investment in financial assets	(100,000)	0
Payment of deferred consideration payable in connection with acquisitions	(924,895)
Acquisition of subsidiaries, net cash acquired	0	836,485
Loan to a shareholder	(2,593,753)	0
Net cash (used in)/provided by investing activities	(3,696,338)	705,133
Financing activities
Proceeds from issuance of class A shares in connection with the At-The-Market equity offering	18,549,719	0
Gross proceeds from the issue of convertible notes and warrants	4,105,000	0
Redemption and settlement of the convertible notes	(5,784,573)	0
Repurchase of warrant liabilities	(857,143)	0
Proceeds from guaranteed bank and financial institution loans	860,013	588,003
Loan from a third party	0	342,600
Repayment of loan from a third party	(467,935)	0
Loan from a shareholder	0	825,077
Loan to a related party	0	(108,663)
Repayment from a shareholder’s loan	2,052,484	0
Payment of lease liabilities	(262,805)	(262,805)
Repayment of guaranteed bank and financial institution loans	(1,900,444)	(571,234)
Net cash provided by financing activities	16,294,316	812,978
Effect of foreign exchange of cash	(38,264)	(148,693)
Net increase in cash	1,570,810	735,442
Cash balances at beginning of periods	1,511,760	836,907
Cash balances at end of periods	$ 3,082,570	$ 1,572,349